PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 79.1%
Asset-Backed Securities 18.6%
Automobiles 2.4%
ARI Fleet Lease Trust, Series 2024-A, Class A2, 144A	5.300%	11/15/32	4,955	$4,975,148
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-01A, Class A, 144A	3.830	08/21/28	35,000	34,469,131
Series 2022-03A, Class A, 144A	4.620	02/20/27	35,000	34,958,136
Series 2023-03A, Class A, 144A	5.440	02/22/28	20,000	20,227,204
Series 2023-07A, Class A, 144A	5.900	08/21/28	6,650	6,813,302
Enterprise Fleet Financing LLC,
Series 2022-03, Class A2, 144A	4.380	07/20/29	191	191,022
Series 2023-01, Class A2, 144A	5.510	01/22/29	2,114	2,120,508
Series 2023-02, Class A2, 144A	5.560	04/22/30	3,908	3,928,738
Series 2023-03, Class A2, 144A	6.400	03/20/30	8,794	8,922,317
Series 2024-01, Class A2, 144A	5.230	03/20/30	4,575	4,601,470

Ford Credit Auto Owner Trust, Series 2021-02, Class A, 144A	1.530	05/15/34	35,000	33,544,644
Ford Credit Floorplan Master Owner Trust, Series 2023-01, Class A1, 144A	4.920	05/15/28	17,100	17,155,093
GMF Floorplan Owner Revolving Trust, Series 2024-03A, Class A1, 144A	4.680	11/15/28	25,000	25,053,613
OneMain Direct Auto Receivables Trust, Series 2023-01A, Class A, 144A	5.410	11/14/29	17,100	17,237,376
Toyota Auto Loan Extended Note Trust, Series 2021-01A, Class A, 144A	1.070	02/27/34	56,600	55,183,047
				269,380,749
Collateralized Loan Obligations 15.8%
AGL CLO Ltd. (United Kingdom), Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.459(c)	01/20/37	50,000	49,951,295
Apidos CLO (Cayman Islands), Series 2013-12A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	5.336(c)	04/15/31	5,385	5,379,595
Ares CLO Ltd. (Cayman Islands),
Series 2017-45A, Class AR, 144A, 3 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.256(c)	10/15/30	13,408	13,398,368
Series 2018-50A, Class AR, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)	5.568(c)	01/15/32	6,323	6,330,058

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-17A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.329%(c)	10/20/34	42,500	$42,470,488
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.006(c)	07/15/30	3,524	3,525,630
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-02A, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.399(c)	01/20/35	24,070	24,034,940
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	5.541(c)	10/20/31	16,966	16,976,027
Battalion CLO Ltd. (Cayman Islands),
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.618(c)	07/15/31	12,667	12,698,939
Series 2018-12A, Class ARR, 144A, 3 Month SOFR + 0.930% (Cap N/A, Floor 0.930%)	5.254(c)	05/17/31	20,566	20,546,974

BlueMountain CLO Ltd. (Cayman Islands), Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.598(c)	07/15/31	6,448	6,461,754
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.588(c)	07/15/31	10,657	10,674,998
Series 2017-01A, Class AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.518(c)	07/15/30	7,566	7,576,859

Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.571(c)	04/30/31	4,275	4,277,258
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2012-04A, Class A1R4, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.392(c)	04/22/32	7,777	7,772,273
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.511(c)	04/17/31	1,152	1,153,329
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.369(c)	01/20/32	14,359	14,345,967

CarVal CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.020% (Cap N/A, Floor 1.020%)	5.289(c)	04/20/32	44,908	44,948,588

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CBAM Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.631%(c)	07/20/31	5,117	$5,130,231
CIFC Funding Ltd. (Cayman Islands), Series 2017-04A, Class A1R, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	5.487(c)	10/24/30	9,241	9,250,794
Clover CLO LLC, Series 2021-03A, Class AR, 144A, 3 Month SOFR + 1.070% (Cap N/A, Floor 1.070%)	5.352(c)	01/25/35	16,000	15,988,203
Columbia Cent CLO Ltd. (Cayman Islands), Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.549(c)	01/20/34	22,000	22,015,345
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.316(c)	07/15/34	62,500	62,468,750
Golub Capital Partners Static Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.499(c)	04/20/33	25,329	25,371,213
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.709(c)	10/20/31	3,544	3,551,933
Highbridge Loan Management Ltd. (Cayman Islands), Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.316(c)	10/15/30	30,113	30,090,650
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.389(c)	04/20/34	50,000	50,026,975
Series 13A-18, Class A1R, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.386(c)	10/15/30	16,564	16,583,277

ICG Euro CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.369(c)	01/20/35	50,000	49,996,660
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.469(c)	04/20/32	7,129	7,135,556
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	5.309(c)	10/20/34	40,000	39,931,020

Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)	5.502(c)	10/20/31	14,568	14,587,505

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.698%(c)	01/15/31	286	$286,667
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.471(c)	07/18/30	2,525	2,526,721
Series 2022-41A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.586(c)	04/15/35	50,000	50,050,000
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.549(c)	07/20/34	10,000	9,996,638
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.596(c)	10/15/34	50,000	50,029,005
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.471(c)	10/21/30	12,927	12,940,232
Series 2016-24A, Class AR2, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.389(c)	10/20/29	2,510	2,509,799
Series 2020-45A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	5.336(c)	07/15/34	17,000	16,993,120
Series 2021-38A, Class X, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 1.212%)	5.491(c)	07/17/34	1,077	1,076,919
Series 2021-48A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	5.681(c)	04/19/33	13,620	13,674,901

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.503(c)	10/12/30	5,237	5,235,097
Nassau Ltd. (United Kingdom), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	5.426(c)	01/15/31	9,292	9,294,122
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands), Series 2021-40A, Class A, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	5.582(c)	04/16/33	16,380	16,424,984
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.355(c)	06/20/34	52,000	51,968,270
Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.489(c)	06/15/31	11,624	11,623,639

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Octagon Ltd. (Cayman Islands), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	5.576%(c)	07/21/35	50,000	$50,000,000
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)	5.410(c)	04/17/31	5,840	5,841,179
Series 2014-09A, Class A1A4, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.469(c)	10/20/31	15,010	15,022,868
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.489(c)	04/20/33	10,905	10,915,905

Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.371(c)	05/21/34	25,000	24,986,520
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.062% (Cap N/A, Floor 1.062%)	5.318(c)	10/15/29	1,277	1,276,255
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.356(c)	04/15/31	9,464	9,460,388
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.306(c)	10/15/32	7,798	7,809,871
Series 2024-02A, Class A1N, 144A, 3 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.256(c)	01/15/33	22,723	22,736,732

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.531(c)	10/20/31	733	732,531
PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.668(c)	07/15/31	2,381	2,386,571
Regatta Funding Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.456(c)	01/15/33	29,207	29,173,606
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	5.721(c)	10/20/30	3,617	3,624,407
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	5.359(c)	01/20/36	60,500	60,500,000

Rockford Tower CLO Ltd., Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.538(c)	10/15/29	2,197	2,198,375

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.422%(c)	07/25/31	27,001	$27,007,158
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.561(c)	04/20/31	6,221	6,227,073
Saratoga Investment Corp. CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R4, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	04/20/33	13,721	13,745,669
Sculptor CLO Ltd. (Cayman Islands), Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.329(c)	01/20/35	40,000	39,978,752
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.660(c)	05/07/31	4,968	4,975,370
Series 2015-07RA, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.356(c)	07/15/31	32,206	32,199,506

Silver Rock CLO Ltd. (Cayman Islands), Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	5.309(c)	01/20/35	41,750	41,689,421
Sixth Street CLO Ltd. (Cayman Islands), Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.419(c)	10/20/34	46,500	46,566,993
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.611(c)	10/23/31	4,805	4,814,732
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.583(c)	10/26/31	15,041	15,073,918
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	5.299(c)	01/20/32	32,054	32,057,114

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.379(c)	07/23/33	30,822	30,788,354
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.430(c)	10/29/34	35,000	35,050,148
Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	5.319(c)	04/20/34	25,000	24,986,132

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

TIAA CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.409%(c)	01/20/32	12,645	$12,646,214
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1L2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.631(c)	10/18/31	1,561	1,562,156
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.446(c)	07/15/34	50,000	49,970,085
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.379(c)	10/20/34	30,000	30,003,255
Series 2018-34A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.536(c)	10/15/31	14,257	14,284,862
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.506(c)	07/15/32	30,709	30,763,478
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.513(c)	04/25/31	936	937,445
Series 2013-03A, Class A1RR, 144A, 3 Month SOFR + 1.411% (Cap N/A, Floor 1.150%)	5.681(c)	10/18/31	9,854	9,883,012
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)	5.521(c)	04/18/31	453	453,644
Series 2014-02A, Class A1RR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.561(c)	04/17/30	7	6,809
Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.422(c)	10/20/31	29,523	29,564,962
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.601(c)	01/20/31	6,622	6,632,068
Series 2016-03A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.419(c)	10/18/31	9,507	9,509,216
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-XA, Class A1R2, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.389(c)	07/20/32	44,852	44,818,135
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.456(c)	04/15/33	30,000	29,986,857

Whitebox CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.526(c)	10/15/35	16,100	16,122,540
				1,788,251,852

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 0.3%
OneMain Financial Issuance Trust, Series 2023-02A, Class A1, 144A	5.840%	09/15/36	34,900	$35,623,889
Home Equity Loans 0.1%
JPMorgan Mortgage Trust, Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.528(c)	10/20/54	7,021	7,007,280
RCKT Mortgage Trust, Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	7,768	7,867,995
				14,875,275

Total Asset-Backed Securities (cost $2,103,455,262)				2,108,131,765
Certificates of Deposit 2.3%
Bank of America NA,
SOFR + 0.340%	4.610(c)	04/27/26	25,000	25,010,823
SOFR + 0.350%	4.640(c)	10/27/25	14,500	14,508,322

Bank of Nova Scotia, SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.680(c)	10/24/25	25,000	25,011,600
BNP Paribas SA	4.600	02/17/26	26,700	26,725,790

BNP Paribas SA, SOFR + 0.370%	4.700(c)	09/08/25	35,000	35,022,561
Canadian Imperial Bank of Commerce,
SOFR + 0.350% (Cap N/A, Floor 0.000%)	4.680(c)	11/21/25	31,000	31,028,535
SOFR + 0.430%	4.760(c)	05/08/26	17,500	17,527,083
Credit Agricole Corporate & Investment Bank,
SOFR + 0.590%	4.920(c)	08/28/25	44,000	44,052,505
SOFR + 0.810%	5.140(c)	06/07/27	10,000	10,105,450

Natixis SA, SOFR + 0.620%	4.950(c)	10/29/26	10,000	10,042,610
Toronto-Dominion Bank (The), US Federal Funds Effective Rate + 0.400%	4.730(c)	08/22/25	25,000	25,013,686

Total Certificates of Deposit (cost $263,681,818)				264,048,965
Commercial Mortgage-Backed Securities 7.0%
3650R Commercial Mortgage Trust, Series 2021-PF01, Class A1	1.122	11/15/54	2,608	2,535,296

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK,
Series 2017-BNK04, Class A3	3.362%	05/15/50	27,747	$27,220,648
Series 2017-BNK05, Class A4	3.131	06/15/60	13,521	13,168,386
Series 2017-BNK08, Class A3	3.229	11/15/50	17,699	17,294,247
Series 2017-BNK09, Class A3	3.279	11/15/54	2,215	2,155,353
Series 2017-BNK09, Class A4	3.538	11/15/54	20,040	19,405,007
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3	2.903	07/15/49	1,491	1,473,598
Series 2016-UB10, Class A4	3.170	07/15/49	21,000	20,668,347
BANK5,
Series 2023-05YR1, Class A2	5.779	04/15/56	2,820	2,879,335
Series 2023-05YR1, Class A3	6.260(cc)	04/15/56	3,193	3,305,464
Benchmark Mortgage Trust,
Series 2018-B02, Class A2	3.662	02/15/51	1	644
Series 2018-B05, Class A2	4.077	07/15/51	522	502,000
Series 2023-V03, Class A3	6.363(cc)	07/15/56	16,734	17,446,050
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 144A, 1 Month SOFR + 0.964% (Cap N/A, Floor 0.850%)	5.293(c)	11/15/38	41,236	41,210,284
Series 2021-CIP, Class A, 144A, 1 Month SOFR + 1.035% (Cap N/A, Floor 0.921%)	5.364(c)	12/15/38	37,563	37,493,052
BX Trust,
Series 2021-ARIA, Class A, 144A, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.899%)	5.343(c)	10/15/36	29,078	28,932,610
Series 2022-LBA06, Class A, 144A, 1 Month SOFR + 1.000% (Cap N/A, Floor 1.000%)	5.329(c)	01/15/39	37,009	36,928,043
CD Mortgage Trust,
Series 2016-CD2, Class A3	3.248	11/10/49	2,328	2,285,609
Series 2017-CD03, Class A3	3.356	02/10/50	1,127	1,103,426

CFCRE Commercial Mortgage Trust, Series 2016-C04, Class A4	3.283	05/10/58	5,600	5,522,826
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	1,448	1,403,420
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762	06/10/48	7,156	7,028,556
Series 2015-GC33, Class A4	3.778	09/10/58	2,250	2,239,533
Series 2016-C01, Class A3	2.944	05/10/49	5,736	5,665,694
Series 2016-C02, Class A3	2.575	08/10/49	14,492	14,194,346
Series 2016-C03, Class A4	3.154	11/15/49	5,447	5,309,255
Series 2016-P04, Class A2	2.450	07/10/49	3,635	3,566,177
Series 2016-P04, Class A3	2.646	07/10/49	10,000	9,781,690

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2016-P05, Class A3	2.684%	10/10/49	4,836	$4,722,406
Series 2016-P06, Class A4	3.458	12/10/49	10,464	10,277,479
Series 2017-C04, Class A3	3.209	10/12/50	1,074	1,038,266
Series 2017-P07, Class A3	3.442	04/14/50	8,185	8,030,710
Series 2017-P08, Class A3	3.203	09/15/50	6,182	6,008,055
Commercial Mortgage Trust,
Series 2012-CR04, Class A3	2.853	10/15/45	90	85,613
Series 2015-CR26, Class A4	3.630	10/10/48	12,465	12,397,365
Series 2015-LC21, Class A4	3.708	07/10/48	947	946,044
Series 2015-LC23, Class A4	3.774	10/10/48	11,580	11,514,140
Series 2016-COR01, Class A4	3.091	10/10/49	11,000	10,740,366
Series 2018-COR03, Class A2	3.961	05/10/51	1,590	1,544,558

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A3	3.501	12/15/49	3,303	3,274,920
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A4	3.504	06/15/57	235	234,822
Series 2016-C05, Class ASB	3.533	11/15/48	112	111,974
Series 2016-C06, Class A5	3.090	01/15/49	14,500	14,252,872
Series 2016-C07, Class A4	3.210	11/15/49	5,462	5,395,284
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4	3.276	05/10/49	1,914	1,881,131
Series 2016-C03, Class A4	2.632	08/10/49	6,895	6,770,123
Series 2016-C03, Class A5	2.890	08/10/49	8,353	8,162,446
Series 2017-C06, Class A3	3.269	06/10/50	418	407,008
GS Mortgage Securities Trust,
Series 2016-GS02, Class A4	3.050	05/10/49	14,962	14,724,034
Series 2016-GS03, Class A3	2.592	10/10/49	21,018	20,560,641
Series 2016-GS04, Class A3	3.178	11/10/49	5,764	5,655,736
Series 2016-GS04, Class A4	3.442(cc)	11/10/49	4,419	4,326,498
Series 2017-GS06, Class A2	3.164	05/10/50	5,211	5,051,072
Series 2017-GS07, Class A3	3.167	08/10/50	32,020	31,070,565
Series 2019-GC38, Class AAB	3.835	02/10/52	1,412	1,394,225
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class A5	3.934	09/15/47	203	201,446
Series 2014-C24, Class A5	3.639	11/15/47	844	827,091
Series 2015-C31, Class A3	3.801	08/15/48	5,633	5,607,597
Series 2015-C32, Class A4	3.329	11/15/48	19,126	19,006,964
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	3,535	3,462,161
Series 2018-C08, Class A3	3.944	06/15/51	4,277	4,213,878

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP01, Class A5	3.914%	01/15/49	9,620	$9,533,529
Series 2016-JP02, Class ASB	2.713	08/15/49	1,170	1,162,500

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A4, 144A	3.551	07/12/50	2,960	2,871,113
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4	3.732	05/15/48	8,118	8,100,343
Series 2015-C25, Class A5	3.635	10/15/48	10,333	10,283,480
Series 2015-C26, Class A5	3.531	10/15/48	10,600	10,538,986
Series 2015-C27, Class A3	3.473	12/15/47	2,598	2,590,374
Series 2015-C27, Class A4	3.753	12/15/47	6,275	6,237,647
Series 2016-C29, Class A4	3.325	05/15/49	11,665	11,478,044
Series 2016-C30, Class A5	2.860	09/15/49	12,334	11,967,769
Series 2016-C31, Class A4	2.840	11/15/49	6,941	6,797,975
Series 2017-C33, Class A4	3.337	05/15/50	17,000	16,644,861
Series 2017-C33, Class A5	3.599	05/15/50	12,820	12,463,937

Morgan Stanley Capital I, Series 2017-HR02, Class A4	3.587	12/15/50	5,395	5,231,639
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4	3.779(cc)	05/15/48	5,928	5,914,396
Series 2016-BNK02, Class A3	2.791	11/15/49	15,230	14,873,385
Series 2018-L01, Class ASB	4.238(cc)	10/15/51	2,522	2,501,052

MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 144A, 1 Month SOFR + 1.397% (Cap N/A, Floor 1.397%)	5.727(c)	03/15/39	2,230	2,228,606
One New York Plaza Trust, Series 2020-01NYP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	5.393(c)	01/15/36	17,410	16,898,581
UBS Commercial Mortgage Trust, Series 2017-C04, Class A3	3.301	10/15/50	11,843	11,553,215
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC22, Class A4	3.839	09/15/58	6,824	6,795,923
Series 2015-P02, Class A3	3.541	12/15/48	13,324	13,234,488
Series 2016-BNK01, Class A2	2.399	08/15/49	15,903	15,512,498
Series 2016-C34, Class ASB	2.911	06/15/49	580	575,964
Series 2016-C35, Class A3	2.674	07/15/48	1,947	1,912,019
Series 2016-C36, Class A3	2.807	11/15/59	12,385	12,106,625
Series 2016-NXS05, Class A5	3.372	01/15/59	4,920	4,881,357
Series 2016-NXS06, Class A4	2.918	11/15/49	2,390	2,320,885
Series 2017-C38, Class A4	3.190	07/15/50	4,433	4,312,723
Series 2017-C41, Class A3	3.210	11/15/50	815	792,958

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2018-C45, Class A3	3.920%	06/15/51	4,842	$4,757,642

Total Commercial Mortgage-Backed Securities (cost $782,542,880)				791,690,900
Corporate Bonds 50.0%
Aerospace & Defense 0.6%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.000	03/26/27	10,290	10,367,579
General Dynamics Corp., Gtd. Notes	2.625	11/15/27	5,120	4,936,818
RTX Corp.,
Sr. Unsec’d. Notes	5.000	02/27/26	8,000	8,026,304
Sr. Unsec’d. Notes	5.750	11/08/26	40,000	40,692,068
				64,022,769
Agriculture 0.9%
Bunge Ltd. Finance Corp., Gtd. Notes	4.100	01/07/28	6,000	5,953,458
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A	4.625	02/11/28	45,700	46,069,115
Sr. Unsec’d. Notes, 144A	4.875	10/10/25	14,000	14,011,611
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	4.125	04/28/28	30,000	29,813,029
Sr. Unsec’d. Notes	4.750	02/12/27	10,000	10,074,673
				105,921,886
Auto Manufacturers 6.9%
American Honda Finance Corp.,
Sr. Unsec’d. Notes	4.750	01/12/26	9,750	9,759,474
Sr. Unsec’d. Notes, MTN, SOFR + 0.550% (Cap N/A, Floor 0.000%)	4.893(c)	05/11/26	44,000	43,950,364
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	4.945(c)	08/14/25	10,000	10,001,671
Sr. Unsec’d. Notes, MTN, SOFR + 0.620% (Cap N/A, Floor 0.000%)	4.971(c)	12/11/26	35,000	34,958,399
Sr. Unsec’d. Notes, MTN, SOFR + 0.820%	5.166(c)	03/03/28	5,000	4,986,092
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	4.650	03/19/27	18,900	18,937,913

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
BMW US Capital LLC (Germany), (cont’d.)
Gtd. Notes, 144A	4.750%	03/21/28	29,800	$29,957,967
Gtd. Notes, 144A, SOFR Index + 0.550%	4.899(c)	04/02/26	20,000	19,992,754
Gtd. Notes, 144A, SOFR Index + 0.620%	4.963(c)	08/11/25	20,000	20,009,660
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A	5.000	01/15/27	9,070	9,121,175
Gtd. Notes, 144A	5.150	01/16/26	14,000	14,016,050
Gtd. Notes, 144A, SOFR + 0.840%	5.184(c)	01/13/28	16,600	16,553,852
Gtd. Notes, 144A, SOFR + 0.960%	5.308(c)	09/25/27	24,000	23,973,600
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	10,000	9,771,519
Sr. Unsec’d. Notes	2.750	06/20/25	9,000	8,988,981
Sr. Unsec’d. Notes	5.050	04/04/28	17,500	17,546,456
Sr. Unsec’d. Notes, SOFR Index + 1.050%	5.394(c)	07/15/27	30,000	29,781,366
Sr. Unsec’d. Notes	5.400	04/06/26	8,500	8,524,512
Sr. Unsec’d. Notes	5.400	05/08/27	9,375	9,454,624
Sr. Unsec’d. Notes, SOFR Index + 1.170%	5.528(c)	04/04/28	17,500	17,260,669
Sr. Unsec’d. Notes	6.050	10/10/25	20,625	20,697,781
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	4.850	03/25/27	14,400	14,385,354
Sr. Unsec’d. Notes, 144A	4.875	11/01/27	5,000	4,992,451
Sr. Unsec’d. Notes, 144A, SOFR + 1.030%	5.379(c)	09/24/27	9,170	9,144,393
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	5.388(c)	03/19/27	16,670	16,650,371
Sr. Unsec’d. Notes, 144A, SOFR + 1.040%	5.389(c)	06/24/27	40,000	39,986,891
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.630%	4.975(c)	07/31/26	13,000	12,989,600
Gtd. Notes, 144A, SOFR + 0.670%	5.017(c)	01/09/26	13,000	13,023,258
Gtd. Notes, 144A, SOFR + 0.780% (Cap N/A, Floor 0.000%)	5.129(c)	04/01/27	15,000	14,967,450
Gtd. Notes, 144A, SOFR + 0.850%	5.196(c)	11/15/27	15,000	14,937,972
Gtd. Notes, 144A	5.375	11/26/25	8,500	8,523,955
PACCAR Financial Corp.,
Sr. Unsec’d. Notes	4.550	03/03/28	50,000	50,463,418
Sr. Unsec’d. Notes, MTN	3.550	08/11/25	25,000	24,959,281
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes	4.450	05/18/26	15,000	15,000,390
Sr. Unsec’d. Notes, SOFR + 0.770%	5.113(c)	08/07/26	6,000	6,021,250
Sr. Unsec’d. Notes, MTN	3.650	08/18/25	5,000	4,987,155
Sr. Unsec’d. Notes, MTN	3.950	06/30/25	18,750	18,738,419
Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	4.630(c)	02/24/26	13,750	13,743,195

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN, SOFR Index + 0.450%	4.796%(c)	04/10/26	10,000	$10,002,095
Sr. Unsec’d. Notes, MTN, SOFR + 0.600% (Cap N/A, Floor 0.000%)	4.930(c)	06/09/25	20,000	19,952,887
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	3.950	06/06/25	13,250	13,248,634
Gtd. Notes, 144A	4.950	03/25/27	8,300	8,297,879
Gtd. Notes, 144A	5.050	03/27/28	16,700	16,703,140
Gtd. Notes, 144A	6.000	11/16/26	50,000	50,628,415
				780,592,732
Banks 12.0%
ABN AMRO Bank NV (Netherlands), Sr. Preferred Notes, 144A	4.718	01/22/27	93,000	93,412,622
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, SOFR + 0.560%	4.908(c)	03/18/26	13,500	13,525,581
Sr. Unsec’d. Notes, 144A, SOFR + 0.810%	5.154(c)	01/18/27	33,600	33,817,946

Banco Santander SA (Spain), Sr. Non-Preferred Notes	5.147	08/18/25	47,600	47,634,124
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	4.850	07/30/26	50,000	49,951,295
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.780%	5.130(c)	06/04/27	30,000	29,988,336
Banque Federative du Credit Mutuel SA (France), Sr. Preferred Notes, 144A, SOFR + 1.130%	5.474(c)	01/23/27	10,890	10,955,851
Citibank NA, Sr. Unsec’d. Notes, SOFR + 0.805%	5.155(c)	09/29/25	52,000	52,038,621
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes	4.423	03/14/28	17,400	17,490,059
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.640%	4.986(c)	03/14/28	20,700	20,737,717
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, SOFR Index + 0.620%	4.971(c)	08/28/26	12,920	12,950,405
Sr. Preferred Notes, SOFR Index + 0.710%	5.056(c)	01/09/26	28,500	28,553,731
Sr. Preferred Notes, SOFR Index + 0.710%	5.057(c)	03/05/27	15,000	15,057,746

Deutsche Bank AG (Germany), Sr. Non-Preferred Notes	2.129(ff)	11/24/26	25,000	24,635,458
DNB Bank ASA (Norway), Sr. Non-Preferred Notes, 144A	5.896(ff)	10/09/26	25,000	25,086,720

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A	4.400%	08/23/25	25,000	$24,980,375
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.630%	4.975(c)	01/27/27	83,000	82,907,247

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.798(ff)	08/10/26	50,000	50,093,696
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.292(ff)	09/12/26	65,000	64,882,363
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.716(ff)	08/11/26	32,004	31,983,998
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.679(ff)	07/17/26	41,019	40,997,391
Morgan Stanley Bank NA, Sr. Unsec’d. Notes, SOFR + 0.685%	5.029(c)	10/15/27	30,420	30,414,068
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes	3.500	06/09/25	7,250	7,248,460
Sr. Unsec’d. Notes	4.966	01/12/26	32,000	32,089,562
Sr. Unsec’d. Notes, 144A, SOFR + 0.600%	4.945(c)	10/26/27	20,000	20,030,020
Sr. Unsec’d. Notes, 144A, SOFR + 0.650%	4.997(c)	12/10/25	14,286	14,311,889
Sr. Unsec’d. Notes, 144A, MTN, SOFR + 0.500%	4.851(c)	03/06/28	25,000	24,947,868
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	4.350	05/20/27	29,250	29,321,492
Sr. Unsec’d. Notes, 144A, SOFR + 0.570%	4.917(c)	05/20/27	9,450	9,458,941

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.789	03/21/28	20,000	20,062,150
Nordea Bank Abp (Finland),
Sr. Preferred Notes, 144A	4.750	09/22/25	10,500	10,500,293
Sr. Preferred Notes, 144A, SOFR + 0.740%	5.088(c)	03/19/27	5,556	5,575,279
Sr. Preferred Notes, 144A, MTN	4.375	03/17/28	24,750	24,770,231
Sr. Preferred Notes, 144A, MTN, SOFR + 0.700%	5.047(c)	03/17/28	20,000	19,997,000
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.525%	4.869(c)	01/20/26	10,000	10,004,100
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.570%	4.915(c)	04/27/26	7,027	7,029,829
Sr. Unsec’d. Notes, GMTN, SOFR Index + 0.950%	5.294(c)	01/19/27	20,000	20,133,730
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Preferred Notes, 144A	4.375	06/02/28	35,000	35,063,200
Sr. Preferred Notes, 144A, SOFR + 0.750%	5.103(c)	06/02/28	13,500	13,518,596
State Street Corp.,
Sr. Unsec’d. Notes	4.536	02/28/28	43,400	43,713,506
Sr. Unsec’d. Notes	4.993	03/18/27	22,500	22,774,002

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Svenska Handelsbanken AB (Sweden), Sr. Preferred Notes, 144A	4.375%	05/23/28	14,000	$14,035,000
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN	4.574	06/02/28	22,500	22,504,068
Sr. Unsec’d. Notes, MTN, SOFR + 0.910%	5.263(c)	06/02/28	7,500	7,502,957
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	4.550	04/17/26	10,000	9,996,430
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	10,000	9,957,811
Sr. Unsec’d. Notes, 144A	5.711(ff)	01/12/27	15,000	15,070,964

Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	4.540(ff)	08/15/26	73,000	72,970,674
Wells Fargo Bank NA, Sr. Unsec’d. Notes, SOFR + 0.710%	5.054(c)	01/15/26	12,800	12,813,075
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A, SOFR + 0.500%	4.847(c)	03/06/28	25,000	24,980,373
				1,362,476,850
Beverages 1.3%
Diageo Capital PLC (United Kingdom), Gtd. Notes	5.200	10/24/25	17,000	17,024,329
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.350	05/15/28	20,000	19,932,935
Gtd. Notes, SOFR Index + 0.880%	5.226(c)	03/15/27	26,000	26,123,201

Molson Coors Beverage Co., Gtd. Notes	3.000	07/15/26	7,000	6,882,956
PepsiCo, Inc.,
Sr. Unsec’d. Notes	5.125	11/10/26	26,000	26,335,615
Sr. Unsec’d. Notes	5.250	11/10/25	50,000	50,179,396
				146,478,432
Biotechnology 0.4%
Biogen, Inc., Sr. Unsec’d. Notes	4.050	09/15/25	36,696	36,667,609
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.650	03/01/26	10,000	9,934,371
				46,601,980

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.1%
Owens Corning, Sr. Unsec’d. Notes	5.500%	06/15/27	7,976	$8,105,927
Chemicals 0.7%
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.500	03/12/27	50,000	49,920,100
Sr. Unsec’d. Notes	5.200	06/21/27	20,000	20,234,568
Sr. Unsec’d. Notes	5.950	11/07/25	7,250	7,288,933

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	4.250	08/08/25	5,500	5,489,170
				82,932,771
Commercial Services 0.1%
Equifax, Inc., Sr. Unsec’d. Notes	3.250	06/01/26	7,600	7,485,200
Computers 1.5%
Accenture Capital, Inc., Gtd. Notes	3.900	10/04/27	22,940	22,774,407
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	13,150	13,034,542
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.900	10/15/25	31,000	30,997,347
IBM International Capital Pte Ltd., Gtd. Notes	4.700	02/05/26	20,000	20,019,746
International Business Machines Corp., Sr. Unsec’d. Notes	4.500	02/06/26	37,000	36,962,531
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	50,000	49,881,999
				173,670,572
Cosmetics/Personal Care 0.2%
Colgate-Palmolive Co., Sr. Unsec’d. Notes	3.100	08/15/25	6,750	6,728,441
Unilever Capital Corp. (United Kingdom), Gtd. Notes	4.250	08/12/27	13,650	13,687,672
				20,416,113

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services 1.0%
Citigroup Global Markets Holdings, Inc., Gtd. Notes, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.044%(c)	05/26/26	40,000	$40,054,270
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes, MTN	5.000	02/10/26	30,300	30,276,034
Sr. Unsec’d. Notes, MTN	5.030	03/16/26	37,000	36,962,729

LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A	4.875	03/28/27	7,140	7,187,555
				114,480,588
Electric 3.1%
Alliant Energy Finance LLC, Gtd. Notes, 144A	5.400	06/06/27	10,710	10,812,791
DTE Electric Co., General Ref. Mortgage	4.850	12/01/26	42,750	43,189,928
DTE Energy Co., Sr. Unsec’d. Notes	4.950	07/01/27	14,625	14,744,874
Duke Energy Corp.,
Sr. Unsec’d. Notes	4.850	01/05/27	9,333	9,396,720
Sr. Unsec’d. Notes	5.000	12/08/25	13,250	13,267,898

Duke Energy Progress LLC, First Mortgage	4.350	03/06/27	30,000	30,096,192
Florida Power & Light Co., Sr. Unsec’d. Notes	4.450	05/15/26	16,500	16,500,908
Georgia Power Co., Sr. Unsec’d. Notes	5.004	02/23/27	10,680	10,821,548
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.850	02/04/28	11,000	11,118,920
Gtd. Notes	4.950	01/29/26	19,000	19,042,829
Gtd. Notes, SOFR Index + 0.760%	5.105(c)	01/29/26	30,000	30,057,503
Gtd. Notes, SOFR Index + 0.800%	5.144(c)	02/04/28	11,000	11,001,409
Gtd. Notes	5.749	09/01/25	4,500	4,510,234
Pacific Gas & Electric Co.,
First Mortgage	3.150	01/01/26	9,900	9,789,287
First Mortgage, SOFR Index + 0.950%	5.300(c)	09/04/25	48,500	48,433,823
Southern California Edison Co.,
First Mortgage	4.400	09/06/26	18,000	17,925,942
First Mortgage	5.350	03/01/26	12,000	12,055,766
First Mortgage, Series C	4.200	06/01/25	14,250	14,250,000

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750%	01/09/26	23,000	$23,004,777
Sr. Unsec’d. Notes	5.000	09/27/25	6,000	6,001,894
				356,023,243
Electronics 1.0%
Amphenol Corp., Sr. Unsec’d. Notes	5.050	04/05/27	29,290	29,685,920
Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26	25,000	24,623,248
Honeywell International, Inc., Sr. Unsec’d. Notes	4.650	07/30/27	34,000	34,181,746
Tyco Electronics Group SA (Switzerland), Gtd. Notes	4.500	02/13/26	23,250	23,251,604
				111,742,518
Foods 1.7%
Hershey Co. (The), Sr. Unsec’d. Notes	4.550	02/24/28	12,000	12,115,558
Mars, Inc.,
Sr. Unsec’d. Notes, 144A	4.450	03/01/27	30,000	30,030,722
Sr. Unsec’d. Notes, 144A	4.600	03/01/28	40,000	40,191,085

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	4.250	09/15/25	13,750	13,720,337
Mondelez International, Inc., Sr. Unsec’d. Notes	4.250	05/06/28	47,700	47,652,932
Nestle Holdings, Inc.,
Gtd. Notes, 144A	4.000	09/12/25	11,725	11,705,088
Gtd. Notes, 144A	5.250	03/13/26	20,000	20,147,080

Sysco Corp., Gtd. Notes	3.300	07/15/26	14,000	13,815,171
				189,377,973
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	4.400	06/30/28	6,000	6,007,336

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.3%
NiSource, Inc., Sr. Unsec’d. Notes	0.950%	08/15/25	32,000	$31,740,470
Healthcare-Products 0.7%
Agilent Technologies, Inc., Sr. Unsec’d. Notes	4.200	09/09/27	20,800	20,683,974
Smith & Nephew PLC (United Kingdom), Sr. Unsec’d. Notes	5.150	03/20/27	6,133	6,186,762
Stryker Corp.,
Sr. Unsec’d. Notes	4.550	02/10/27	30,000	30,103,797
Sr. Unsec’d. Notes	4.700	02/10/28	22,500	22,703,156
				79,677,689
Healthcare-Services 0.7%
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.600	12/15/27	7,400	7,432,279
Roche Holdings, Inc., Gtd. Notes, 144A	5.265	11/13/26	60,000	60,872,435
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.150	10/15/25	5,750	5,758,499
				74,063,213
Insurance 3.4%
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.600	12/15/27	23,606	23,660,933
Corebridge Global Funding,
Sec’d. Notes, 144A	4.650	08/20/27	25,000	25,050,568
Sr. Sec’d. Notes, 144A, SOFR + 1.300% (Cap N/A, Floor 0.000%)	5.650(c)	09/25/26	30,000	30,200,422

Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, SOFR Index + 0.700%	5.043(c)	11/08/27	9,110	9,111,387
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN	4.050	08/25/25	23,250	23,222,897
Sec’d. Notes, 144A, MTN, SOFR Index + 0.700%	5.047(c)	06/11/27	19,000	18,999,768
Sr. Sec’d. Notes, 144A, SOFR Index + 0.570%	4.916(c)	04/09/26	14,000	14,015,844
New York Life Global Funding,
Sec’d. Notes, 144A, MTN	3.600	08/05/25	19,750	19,713,371
Sr. Sec’d. Notes, 144A, MTN, SOFR + 0.670%	5.019(c)	04/02/27	55,000	55,108,635

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Pacific Life Global Funding II,
Sec’d. Notes, 144A, SOFR + 0.480%	4.824%(c)	02/04/27	30,000	$29,957,605
Sec’d. Notes, 144A, SOFR + 0.600% (Cap N/A, Floor 0.000%)	4.950(c)	03/27/26	23,000	23,037,711
Principal Life Global Funding II,
Sec’d. Notes, 144A	4.600	08/19/27	25,000	25,023,874
Sr. Sec’d. Notes, 144A	5.000	01/16/27	7,714	7,771,747
Sr. Sec’d. Notes, 144A, SOFR + 0.900% (Cap N/A, Floor 0.000%)	5.251(c)	08/28/25	27,000	27,040,770
Protective Life Global Funding,
Sec’d. Notes, 144A	4.335	09/13/27	20,000	19,881,795
Sec’d. Notes, 144A	4.992	01/12/27	19,000	19,136,694
Sec’d. Notes, 144A, MTN, SOFR + 0.700% (Cap N/A, Floor 0.000%)	5.046(c)	04/10/26	10,000	10,011,783
				380,945,804
Internet 0.3%
Amazon.com, Inc., Sr. Unsec’d. Notes	4.600	12/01/25	32,000	32,020,000
Machinery-Construction & Mining 0.6%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	4.800	01/06/26	15,000	15,013,779
Sr. Unsec’d. Notes, MTN	4.350	05/15/26	52,000	51,977,056
				66,990,835
Machinery-Diversified 0.9%
CNH Industrial Capital LLC,
Gtd. Notes	1.875	01/15/26	15,000	14,740,948
Gtd. Notes	4.500	10/08/27	10,500	10,477,273
Gtd. Notes	4.750	03/21/28	15,750	15,779,049
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.440%	4.789(c)	03/06/26	21,000	21,016,265
Sr. Unsec’d. Notes, MTN	4.800	01/09/26	29,000	29,030,330
Sr. Unsec’d. Notes, MTN, SOFR + 0.600%	4.947(c)	06/11/27	11,635	11,641,965
				102,685,830

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 0.3%
Walt Disney Co. (The), Gtd. Notes	3.700%	10/15/25	30,000	$29,904,852
Mining 0.7%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	4.875	02/27/26	30,000	30,082,896
Glencore Funding LLC (Australia),
Gtd. Notes, 144A	4.907	04/01/28	12,000	12,047,321
Gtd. Notes, 144A, SOFR Index + 0.750%	5.099(c)	10/01/26	20,000	19,966,672
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes	4.375	03/12/27	10,000	10,023,716
Gtd. Notes	4.500	03/14/28	12,000	12,043,423
				84,164,028
Miscellaneous Manufacturing 0.4%
Siemens Funding BV (Netherlands),
Gtd. Notes, 144A	4.350	05/26/28	29,900	29,959,489
Gtd. Notes, 144A, SOFR + 0.640%	4.990(c)	05/26/28	18,000	18,019,150
				47,978,639
Oil & Gas 1.1%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250	04/15/27	33,000	32,723,407
Chevron USA, Inc.,
Gtd. Notes	4.405	02/26/27	33,900	34,117,769
Gtd. Notes	4.475	02/26/28	33,900	34,222,537

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	21,470	21,020,315
				122,084,028
Oil & Gas Services 0.4%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	22,500	22,134,144
Sr. Unsec’d. Notes, 144A	5.000	05/29/27	23,750	23,980,376
				46,114,520

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.5%
AbbVie, Inc., Sr. Unsec’d. Notes	4.650%	03/15/28	49,500	$49,996,111
Astrazeneca Finance LLC (United Kingdom), Gtd. Notes	4.800	02/26/27	25,000	25,255,702
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, SOFR + 0.490%	4.837(c)	02/20/26	6,170	6,177,248
Sr. Unsec’d. Notes	4.900	02/22/27	7,500	7,587,041
Sr. Unsec’d. Notes	4.950	02/20/26	9,250	9,272,680

GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	4.315	03/12/27	35,000	35,089,565
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	3.875	05/15/28	12,000	11,882,167
Johnson & Johnson, Sr. Unsec’d. Notes	4.550	03/01/28	19,800	20,076,633
				165,337,147
Pipelines 1.7%
Enbridge, Inc. (Canada), Gtd. Notes	5.250	04/05/27	19,000	19,202,321
Enterprise Products Operating LLC,
Gtd. Notes	4.600	01/11/27	20,000	20,097,058
Gtd. Notes	5.050	01/10/26	14,750	14,788,388
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	19,379	18,958,310
Sr. Unsec’d. Notes	4.125	03/01/27	7,530	7,472,039
ONEOK, Inc.,
Gtd. Notes	2.200	09/15/25	18,000	17,859,678
Gtd. Notes	4.000	07/13/27	6,210	6,137,585
Gtd. Notes	4.250	09/24/27	33,740	33,523,837
Gtd. Notes	5.000	03/01/26	10,560	10,569,092
Gtd. Notes	5.550	11/01/26	7,000	7,079,144

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.400	03/02/26	40,000	40,227,338
				195,914,790
Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.800	04/15/26	3,370	3,343,837

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Public Storage Operating Co., Gtd. Notes, SOFR Index + 0.700%	5.044%(c)	04/16/27	19,773	$19,777,093
Welltower OP LLC, Gtd. Notes	4.000	06/01/25	40,184	40,184,000
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.750	05/15/26	40,000	40,066,931
				103,371,861
Retail 1.4%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.875	06/25/27	21,700	21,997,205
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/26	24,000	23,600,313
Sr. Unsec’d. Notes	4.400	09/08/25	10,000	9,991,829
Sr. Unsec’d. Notes	4.800	04/01/26	13,500	13,530,621

McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.300	07/01/25	16,249	16,231,369
Starbucks Corp.,
Sr. Unsec’d. Notes	4.500	05/15/28	30,000	29,977,990
Sr. Unsec’d. Notes	4.850	02/08/27	34,375	34,601,033

Walmart, Inc., Sr. Unsec’d. Notes	3.900	09/09/25	13,750	13,728,112
				163,658,472
Semiconductors 1.3%
Broadcom, Inc., Sr. Unsec’d. Notes	4.800	04/15/28	68,800	69,596,828
Intel Corp.,
Sr. Unsec’d. Notes	2.600	05/19/26	10,181	9,987,654
Sr. Unsec’d. Notes	3.700	07/29/25	45,000	44,896,325
Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	12,000	11,977,329
Gtd. Notes	4.900	03/15/28	16,000	16,054,628
				152,512,764

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.8%
Cadence Design Systems, Inc., Sr. Unsec’d. Notes	4.200%	09/10/27	6,300	$6,275,202
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.150	03/01/26	5,000	4,872,114
Fiserv, Inc., Sr. Unsec’d. Notes	5.150	03/15/27	17,187	17,366,893
Intuit, Inc., Sr. Unsec’d. Notes	5.250	09/15/26	50,000	50,549,816
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.000	09/15/25	15,000	14,840,338
				93,904,363
Telecommunications 0.6%
Cisco Systems, Inc.,
Sr. Unsec’d. Notes	2.950	02/28/26	19,573	19,375,664
Sr. Unsec’d. Notes	4.550	02/24/28	27,500	27,778,487
Sr. Unsec’d. Notes	4.800	02/26/27	24,828	25,079,788
				72,233,939
Transportation 0.2%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	5.300	03/15/27	9,483	9,598,495
Union Pacific Corp., Sr. Unsec’d. Notes	4.750	02/21/26	16,000	16,016,363
				25,614,858
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	17,500	17,658,769

Total Corporate Bonds (cost $5,649,219,139)				5,664,913,761
Residential Mortgage-Backed Securities 0.1%
Credit Suisse Mortgage Trust, Series 2019-RPL01, Class A1A, 144A	3.650(cc)	07/25/58	3,375	3,301,256
Towd Point Mortgage Trust,
Series 2015-06, Class M1, 144A	3.750(cc)	04/25/55	449	447,503

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-02, Class A1, 144A	3.250%(cc)	03/25/58	2,635	$2,594,988
Series 2018-05, Class A1A, 144A	3.250(cc)	07/25/58	2,995	2,952,246
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	4,890	4,684,174

Total Residential Mortgage-Backed Securities (cost $14,083,236)				13,980,167
U.S. Treasury Obligations(k) 0.3%
U.S. Treasury Notes	4.125	11/15/27	31,000	31,171,953
U.S. Treasury Notes	4.250	01/15/28	2,000	2,018,437

Total U.S. Treasury Obligations (cost $32,894,410)				33,190,390

Shares
Affiliated Exchange-Traded Fund 0.8%
PGIM AAA CLO ETF (cost $92,103,783)(wa)	1,797,750	92,404,350

Total Long-Term Investments (cost $8,937,980,528)			8,968,360,298

Short-Term Investments 22.2%
Affiliated Mutual Fund 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $240,197,126)(wa)	240,197,126	240,197,126

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 2.8%
Bank of America NA, SOFR + 0.350%	4.640%(c)	07/30/25	10,000	10,002,953
Canadian Imperial Bank of Commerce, SOFR + 0.340% (Cap N/A, Floor 0.000%)	4.670(c)	06/04/25	31,000	31,001,144
Citibank NA, SOFR + 0.310% (Cap N/A, Floor 0.000%)	4.640(c)	08/26/25	10,000	10,002,320
Credit Agricole Corporate & Investment Bank	4.510	10/21/25	20,000	19,998,424
Intesa Sanpaolo SpA	4.750	09/30/25	90,000	90,012,321

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
State Street Bank & Trust Co., SOFR + 0.220%	4.550%(c)	07/25/25	12,000	$12,001,435
Svenska Handelsbanken	4.500	10/23/25	45,000	44,997,192

Svenska Handelsbanken	4.605	11/12/25	13,250	13,255,234

Svenska Handelsbanken, SOFR + 0.400%	4.730(c)	04/15/26	24,500	24,524,066

Swedbank AB	4.500	10/15/25	30,000	29,996,028
Toronto-Dominion Bank (The), SOFR + 0.450%	4.780(c)	04/23/26	27,000	27,030,545

Total Certificates of Deposit (cost $312,750,292)				312,821,662
Commercial Paper 17.3%
AbbVie, Inc.,
144A	4.725(n)	09/02/25	20,000	19,757,354
144A	4.727(n)	09/05/25	11,040	10,901,875
Alexandria Real Estate Equities, Inc.,
144A	4.691(n)	06/06/25	40,000	39,964,532
144A	4.693(n)	06/20/25	50,000	49,866,645
144A	4.710(n)	06/02/25	17,500	17,493,368
Alimentation Couche-Tard, Inc.,
144A	4.661(n)	06/02/25	40,000	39,984,504
144A	4.680(n)	06/25/25	29,000	28,901,652

Australia & New Zealand Banking Group Ltd., 144A	4.558(n)	10/27/25	41,500	40,749,543
Bank of America Securities, Inc., 144A	4.580(cc)	05/28/26	35,000	34,983,102
Bank of Montreal,
144A, SOFR + 0.350%	4.650(c)	07/22/25	19,000	19,005,616
144A, SOFR + 0.370%	4.630(c)	05/27/26	17,000	17,003,359

BASF SE, 144A	4.774(n)	10/17/25	39,000	38,294,498
Bayer Corp.,
144A	4.737(n)	07/14/25	35,000	34,795,250
144A	4.737(n)	07/15/25	17,500	17,395,396
Bell Canada,
144A	4.719(n)	06/12/25	22,000	21,964,606
144A	4.723(n)	06/18/25	45,000	44,894,065

BNP Paribas SA, 144A	4.594(n)	11/19/25	18,000	17,624,291
BPCE SA,
144A	4.570(n)	10/10/25	47,000	46,237,232
144A	4.688(n)	11/13/25	9,600	9,404,751

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Broadcom, Inc.,
144A	4.606%(n)	06/03/25	8,000	$7,995,928
144A	4.761(n)	10/21/25	12,000	11,780,304

Cabot Corp., 144A	4.658(n)	06/04/25	23,000	22,985,482
CBRE Services, Inc.,
144A	4.767(n)	06/12/25	70,000	69,879,663
144A	4.777(n)	07/10/25	15,000	14,918,142
144A	4.928(n)	06/04/25	20,000	19,986,826

Dollar Tree, Inc., 144A	4.758(n)	06/06/25	50,000	49,954,985
Dow Chemical Co. (The)	4.708(n)	06/20/25	35,500	35,403,525

Dow Chemical Co. (The)	4.711(n)	06/24/25	12,300	12,260,317

Dow Chemical Co. (The)	4.711(n)	06/25/25	8,200	8,172,505
E.ON AG,
144A	4.788(n)	06/27/25	18,000	17,935,511
144A	4.789(n)	06/23/25	42,000	41,870,665
144A	4.789(n)	06/24/25	18,000	17,942,301

Enbridge (U.S.) Inc., 144A	4.836(n)	06/16/25	10,000	9,978,208
ERP Operating LP, 144A	4.747(n)	09/02/25	55,000	54,332,723
Essential Utilities, Inc.,
144A	4.635(n)	06/05/25	57,000	56,956,800
144A	4.725(n)	06/18/25	22,200	22,146,260
144A	4.770(n)	06/02/25	14,500	14,494,516
Givaudan (U.S.) Inc.,
144A	4.718(n)	06/06/25	11,000	10,990,183
144A	4.720(n)	06/09/25	19,500	19,475,089
144A	4.730(n)	06/23/25	50,000	49,845,720
144A	4.789(n)	07/14/25	19,000	18,890,275

Glencore Funding LLC, 144A	4.685(n)	06/23/25	72,000	71,780,407
HCP, Inc.,
144A	4.658(n)	06/17/25	43,000	42,898,559
144A	4.696(n)	06/24/25	50,000	49,836,250
ING (U.S.) Funding LLC,
144A, SOFR + 0.350%	4.660(c)	07/28/25	30,000	30,010,842
144A, SOFR + 0.350%	4.660(c)	09/03/25	35,000	35,016,789
JPMorgan Securities LLC,
144A, SOFR + 0.340%	4.650(c)	01/27/26	17,000	17,003,671

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
JPMorgan Securities LLC, (cont’d.)
144A, SOFR + 0.380%	4.710%(c)	01/02/26	15,250	$15,259,493
144A, SOFR + 0.430%	4.760(c)	12/10/25	15,000	15,008,995
144A, SOFR + 0.430%	4.790(c)	04/29/26	45,000	45,030,755

Nutrien Ltd., 144A	4.731(n)	06/17/25	15,000	14,965,025
NXP BV,
144A	4.692(n)	06/12/25	35,000	34,941,344
144A	4.720(n)	06/09/25	14,500	14,481,350
144A	4.720(n)	06/10/25	14,500	14,479,469
144A	4.757(n)	08/28/25	20,000	19,768,000
144A	4.778(n)	07/14/25	13,000	12,924,681

Royal Bank of Canada, 144A, SOFR + 0.340%	4.670(c)	06/05/25	20,000	20,000,602
Suncor Energy, Inc., 144A	4.796(n)	06/05/25	100,250	100,173,018
Swedbank AB, 144A, SOFR + 0.350%	4.660(c)	07/21/25	30,000	30,010,170
Toronto-Dominion Bank (The), 144A	0.000	10/10/25	35,000	34,433,347
TransCanada PipeLines Ltd.,
144A	4.656(n)	06/02/25	14,500	14,494,480
144A	4.657(n)	06/03/25	18,500	18,490,604

UDR, Inc., 144A	4.667(n)	06/18/25	25,000	24,939,018
VW Credit, Inc.,
144A	4.762(n)	06/16/25	10,000	9,977,988
144A	4.786(n)	07/24/25	10,000	9,929,849

Welltower, Inc., 144A	4.684(n)	06/04/25	77,000	76,950,974

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Westpac Banking Corp., 144A, SOFR + 0.330%	4.640%(c)	08/29/25	50,000	$50,022,555

Total Commercial Paper (cost $1,960,331,159)				1,960,245,802

Total Short-Term Investments (cost $2,513,278,577)				2,513,264,590

TOTAL INVESTMENTS 101.3% (cost $11,451,259,105)				11,481,624,888
Liabilities in excess of other assets(z) (1.3)%				(142,184,825)

Net Assets 100.0%				$11,339,440,063

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
GMTN—Global Medium Term Note
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
REITs—Real Estate Investment Trust
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Futures contracts outstanding at May 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
16	3 Month SOFR	Jun. 2025	$3,826,200	$32,221
16	3 Month SOFR	Sep. 2025	3,827,500	33,883
16	3 Month SOFR	Dec. 2025	3,836,800	26,346
				$92,450
Interest rate swap agreements outstanding at May 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
28,750	06/29/25	3.083%(S)	1 Day SOFR(1)(A)/ 4.350%	$6,626	$503,872	$497,246
57,000	06/29/25	3.086%(S)	1 Day SOFR(1)(A)/ 4.350%	(14,309)	979,703	994,012
53,250	08/17/25	2.957%(S)	1 Day SOFR(1)(A)/ 4.350%	8,312	902,231	893,919
95,500	09/08/25	3.422%(A)	1 Day SOFR(1)(A)/ 4.350%	48,253	1,103,577	1,055,324
188,500	10/07/25	3.955%(A)	1 Day SOFR(1)(A)/ 4.350%	(18,123)	997,419	1,015,542
22,750	10/21/25	4.378%(A)	1 Day SOFR(1)(A)/ 4.350%	(2,173)	17,494	19,667
57,500	11/09/25	4.492%(A)	1 Day SOFR(1)(A)/ 4.350%	47,359	(45,481)	(92,840)
216,000	12/01/25	4.041%(A)	1 Day SOFR(1)(A)/ 4.350%	(2,851)	724,088	726,939
46,750	01/11/26	3.783%(A)	1 Day SOFR(1)(A)/ 4.350%	1,256	252,378	251,122
45,000	02/01/26	3.850%(A)	1 Day SOFR(1)(A)/ 4.350%	18,126	199,508	181,382
70,000	02/27/26	4.345%(A)	1 Day SOFR(1)(A)/ 4.350%	2,038	(75,588)	(77,626)
120,100	02/28/26	4.453%(A)	1 Day SOFR(1)(A)/ 4.350%	70,571	(258,207)	(328,778)
4,700	03/02/26	4.030%(A)	1 Day SOFR(1)(A)/ 4.350%	(735)	9,250	9,985
75,000	05/17/26	3.535%(A)	1 Day SOFR(1)(A)/ 4.350%	—	395,741	395,741

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Interest rate swap agreements outstanding at May 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
73,000	05/22/26	4.171%(A)	1 Day SOFR(1)(A)/ 4.350%	$—	$(77,614)	$(77,614)
60,000	08/18/26	4.442%(A)	1 Day SOFR(1)(A)/ 4.350%	76,195	(242,136)	(318,331)
8,700	08/21/26	3.781%(A)	1 Day SOFR(1)(A)/ 4.350%	515	76,583	76,068
18,000	09/05/26	3.680%(A)	1 Day SOFR(1)(A)/ 4.350%	—	169,421	169,421
242,500	09/14/26	4.550%(A)	1 Day SOFR(1)(A)/ 4.350%	(91,030)	(1,862,069)	(1,771,039)
25,000	11/20/26	4.077%(A)	1 Day SOFR(1)(A)/ 4.350%	—	(38,446)	(38,446)
299,000	01/04/27	3.834%(A)	1 Day SOFR(1)(A)/ 4.350%	1,376,166	554,352	(821,814)
86,000	02/13/27	4.527%(A)	1 Day SOFR(1)(A)/ 4.350%	(380,493)	(1,115,014)	(734,521)
217,200	03/05/27	3.859%(A)	1 Day SOFR(1)(A)/ 4.350%	(183,641)	(116,179)	67,462
92,190	03/18/27	4.304%(A)	1 Day SOFR(1)(A)/ 4.350%	(273,490)	(875,438)	(601,948)
35,000	05/21/27	4.050%(A)	1 Day SOFR(1)(A)/ 4.350%	—	(228,207)	(228,207)
195,450	05/23/27	4.463%(A)	1 Day SOFR(1)(A)/ 4.350%	(715,276)	(2,843,047)	(2,127,771)
67,530	08/09/27	3.600%(A)	1 Day SOFR(1)(A)/ 4.350%	(103,612)	648,563	752,175
79,740	09/12/27	3.212%(A)	1 Day SOFR(1)(A)/ 4.350%	47,055	1,521,043	1,473,988
28,700	11/15/27	3.630%(A)	1 Day SOFR(1)(A)/ 4.350%	182,696	129,888	(52,808)
53,970	11/25/27	4.000%(A)	1 Day SOFR(1)(A)/ 4.350%	(80,026)	(359,552)	(279,526)
70,000	01/07/28	4.110%(A)	1 Day SOFR(1)(A)/ 4.350%	13,655	(775,934)	(789,589)

PGIM Ultra Short Bond ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Interest rate swap agreements outstanding at May 31, 2025 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
299,600	01/16/28	4.249%(A)	1 Day SOFR(1)(A)/ 4.350%	$(1,269,495)	$(4,581,156)	$(3,311,661)
131,615	02/27/28	3.860%(A)	1 Day SOFR(1)(A)/ 4.350%	(1,239,598)	(680,659)	558,939
				$(2,476,029)	$(4,989,616)	$(2,513,587)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).